Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA  19103-2921
Tel: +1.215.963.5000
Fax: +1.215.963.5001
www.morganlewis.com



February 1, 2016


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Community Development Fund (File Nos.333-206012 and 811-23080)
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Ladies and Gentlemen:

On behalf of our client, The Community Development Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated January 28, 2016 for the Trust's Community Development Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Pre-Effective Amendment No. 3, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-000999) on January 28, 2016.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,


/s/ Christine M. Nassauer
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Christine M. Nassauer